European Union's Emissions Trading System (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
European Union Emissions Trading System, Liability for Emissions Allowances, Current	$ 28,477	$ 12,945
Voyage Expenses [Member]
European Union Emissions Trading System, Emissions Allowances, Expense	28,292	13,034
European Union Emissions Trading System, Emissions Allowances, Remeasurement Expense	1,036	174
Voyage Revenues [Member]
European Union Emissions Trading System, Emissions Allowances, Income	21,387	8,158
Accounts Receivable [Member]
European Union Emissions Trading System, Emissions Allowances, Uncollected, Current	17,385	6,739
Advances [Member]
European Union Emissions Trading System Emissions Allowances, Current	4,049	3,670
European Union Emissions Trading System Emissions Allowances, Purchased	5,444	3,495
European Union Emissions Trading System Emissions Allowances, Received	$ 7,174	$ 175